Debt - Convertible Notes Due 2031 (Details) $ / shares in Units, $ in Thousands, equityInstrument in Millions		1 Months Ended
	Sep. 10, 2024 USD ($) trading_day equityInstrument $ / shares	Jan. 31, 2025 $ / shares	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Debt Instrument [Line Items]
Face amount of debt instrument			$ 1,399,462	$ 1,529,855
Convertible Notes due 2031 | Senior Unsecured Notes
Debt Instrument [Line Items]
Stated interest rate	2.50%		2.50%
Face amount of debt instrument	$ 500,000		$ 500,000
Net proceeds from the issuance of convertible debt	494,200
Payments of debt issuance costs	$ 5,800
Effective interest rate	2.68%
Conversion rate	0.015621851
Shares underlying conversion (in shares) | equityInstrument	7.8
Conversion price (in USD per share) | $ / shares	$ 64.0129
Threshold trading days | trading_day	20
Consecutive trading days | trading_day	30
Threshold percentage of stock price trigger	150.00%
Threshold days for parity event or trading price unavailability event	10 days
Threshold percentage of average daily volume-weighted average trading price of common stock	25.00%
Convertible Notes due 2031 | Senior Unsecured Notes | Subsequent Event
Debt Instrument [Line Items]
Conversion rate		0.015619533
Conversion price (in USD per share) | $ / shares		$ 64.0224
Convertible Notes due 2031 | Senior Unsecured Notes | Minimum
Debt Instrument [Line Items]
Acquisition of control notice, period	40 days
Convertible Notes due 2031 | Senior Unsecured Notes | Maximum
Debt Instrument [Line Items]
Acquisition of control notice, period	60 days